Note 13 - Sale of 50% Membership Interest in GB Sciences Louisiana, LLC	12 Months Ended
Mar. 31, 2021
GB Sciences Louisiana, LLC, Sale of Equity [Member]
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]

Note 13 – Sale of 50% Membership Interest in GB Sciences Louisiana, LLC

On November 15, 2019, the Company entered into the Membership Interest Purchase Agreement ("MIPA") with Wellcana Plus, LLC ("Wellcana"). In consideration for the sale of its 50.01% controlling membership interest in GB Sciences Louisiana, LLC (“GBSLA"), the Company received an $8,000,000 Promissory Note  ("Wellcana Note") with the potential to receive up to an additional $8,000,000 in earn-out payments.

The Wellcana note bore interest at a rate of 5% per annum and payments were due beginning June 1, 2020 and ending December 1, 2021. The Company recorded a $1,389,408 discount on the note receivable based on an imputed interest rate of 17.0%, and the carrying amount of the note was $6,610,592 as of November 15, 2019:

November 15, 2019 Note Receivable	Note Payments
June 1, 2020	$500,000
September 1, 2020	750,000
December 1, 2020	1,000,000
March 1, 2020	1,250,000
June 1, 2021	1,500,000
September 1, 2021	1,500,000
December 1, 2021	1,500,000
Total proceeds	8,000,000
Discount on note receivable	(1,389,408)
Net present value	$6,610,592

Upon close of the sale on November 15, 2019, the Company recorded a gain on deconsolidation of $4,393,242 related to the sale of its membership interest in GBSLA, calculated as follows:

As of
Gain on Deconsolidation	November 15, 2019
Present value of promissory note	$6,610,592
Carrying amount of non-controlling interest	8,707,651
Total	15,318,243

Carrying amount of assets	14,715,798
Carrying amount of liabilities	(3,790,797)
Net assets deconsolidated	10,925,001
Gain on deconsolidation	$4,393,242

On August 24, 2020, the Company entered into a letter of intent with Wellcana to discount the note receivable in exchange for accelerated payment. Pursuant to the letter of intent, the Company would receive payments totaling $5,224,423, including the repayment of a note payable to related party of $151,923, the forgiveness by Wellcana of $172,500 in liabilities and the payment of $4,900,000 in cash, on or before October 15, 2020, less any cash payments made by Wellcana up to the date of the final payment. Upon receipt of the payment, all liabilities owed to the Company by Wellcana, including the $8,000,000 note receivable and any potential earn-out payments were to be considered satisfied in full. Wellcana would assume the annual $250,000 research contribution commitment to LSU (Note 11), and the Company would retain no rights in the intellectual property developed under the research relationship. In addition, the Company agreed to reduce the $750,000 note payment due on September 1, 2020, to $500,000.

As a result of the August 24, 2020 letter of intent, the Company determined that the amount of the note that was collectible as of March 31, 2020 was $5,224,423 and recorded a loss on modification of note receivable calculated as follows:

August 24, 2020 Modification	March 31, 2020
Total cash payments to be made by October 15, 2020	$4,900,000
Liabilities to be forgiven upon receipt of October 15, 2020 payment	324,423
Total receivable (as modified)	5,224,423

Carrying value of note receivable as of March 31, 2020	6,969,720
Accrued interest as of March 31, 2020	150,137
Total amount receivable (prior to modification)	7,119,857

Loss on modification of note receivable	$(1,895,434)

The Company received payments from Wellcana totaling $550,000 in August and September of 2020, which in combination with the repayment of a note payable to related party of $151,923 and the $172,500 liabilities assumed by Wellcana reduced the final payment owed under the letter agreement to $4,350,000.

On October 15, 2020, the Company was notified that Wellcana would be unable to make the payment of $4,350,000 by October 15, 2020, and the parties entered into a letter agreement, which extended the due date of the final $4,350,000 payment to December 8, 2020. The letter agreement also required Wellcana to provide proof of $4,350,000 in funds and an escrow deposit of $250,000, which was to be released to the Company in the event that Wellcana were unable to make the $4,350,000 payment on or before December 8, 2020. On October 24, 2020, the parties entered into the Escrow Agreement and Wellcana made the $250,000 escrow payment on October 29, 2020.

On December 8, 2020, Wellcana failed to make the payment and the $250,000 escrow deposit was disbursed to the Company. The Company retained $50,000 of the escrow disbursement as compensation for Wellcana's failure to meet the agreed-upon deadline of December 8, 2020, which is recorded in other income, and did not offset that amount against the $4,350,000 balance owed by Wellcana. On December 16, 2020, Wellcana made payment of the remaining balance of $4,150,000, satisfying its obligations to the Company in full.

The Company's statements of operations and cash flows for the year ended March 31, 2020 include activity through the close of the sale on November 15, 2019, classified as discontinued operations.